Note 6 - Acquisition of Quebec Precious Metals Corporation (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about business combination [text block]
Purchase price
Cash consideration	$750
Fair value of common shares issued	4,533
Transaction costs	199
Total	$5,482

Net assets acquired
Cash	$547
Other receivables and assets	164
Mineral property interests	5,436
Accounts payable and other liabilities	(600)
Deferred government grant	(65)
Total	$5,482